Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Unregnized tax benefit roll forward
Unrecognized Tax Benefits, Beginning Balance	$ 1,625,000
Unrecognized Tax Benefits, Increase Resulting from Acquisition	0	$ 1,625,000
Unrecognized Tax Benefits, Ending Balance	1,625,000	1,625,000
Accrued interest or penalties	0	0
Tax Years Beginning | Federal
Operating loss carryforwards
Net operating loss carryforwards	5,000,000	$ 5,000,000
Patriot Bancshares Inc
Operating loss carryforwards
Liability for uncertain tax positions	$ 1,600,000